Nature of the Business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of the business

1. Nature of the business

(a) Reorganization

Effective December 20, 2021, and in connection with the Plan of Reorganization and Asset Purchase Agreement which was amended and restated on September 23, 2021, between Allarity Therapeutics, Inc. a Delaware corporation (the “Company”), Allarity Acquisition Subsidiary Inc., the Company’s wholly owned Delaware subsidiary (“Acquisition Sub”), and Allarity Therapeutics A/S, an Aktieselskab organized under the laws of Denmark (“Allarity A/S”), the Company completed an Asset Purchase Agreement with Acquisition Sub and Allarity A/S pursuant to which Allarity A/S sold, and Acquisition Sub purchased, all of Allarity A/S’ assets and certain specified liabilities in connection with Allarity A/S’ business for an aggregate purchase price of 8,075,824 shares of the Company’s common stock plus the assumption of specified liabilities. Thereafter, Allarity A/S is in the process of being dissolved and liquidated in accordance with Part 14 of Danish Companies Act.

While Allarity Therapeutics, Inc. was the legal acquirer of Allarity Therapeutics A/S, for accounting purposes, the Merger is treated similarly to a reverse recapitalization, whereby Allarity Therapeutics A/S is deemed to be the accounting acquirer, and the historical financial statements of Allarity Therapeutics A/S became the historical financial statements of Allarity Therapeutics, Inc. upon the closing of the reorganization. Under this method of accounting, Allarity Therapeutics, Inc. was treated as the “acquired” company and Allarity Therapeutics A/S is treated as the acquirer for financial accounting purposes. Accordingly, for accounting purposes, the reorganization was treated as the equivalent of Allarity Therapeutics A/S issuing stock for the net assets of Allarity Therapeutics, Inc. accompanied by a recapitalization. Because the reorganization is a common control transaction the net assets and prior year financial statements were stated at historical cost, with no goodwill or other intangible assets recorded. In accordance with ASC 805, the legal capital of Allarity Therapeutics A/S has been retroactively adjusted to reflect the capital of the legal acquirer (accounting acquiree) Allarity Therapeutics, Inc.

(b) Principal Operations and Activities

The Company’s principal operations are located at Venlighedsvej 1, 2970 Horsholm, Denmark. The Company’s United States operations are located at 210 Broadway #201, Cambridge, MA 012139, United States of America.

The Company develops drugs for the personalized treatment of cancer using drug specific companion diagnostics (cDx) generated by its proprietary drug response predictor technology, DRP®. Additionally, the Company, through its Danish subsidiary, Allarity Denmark (previously Oncology Venture ApS), specializes in the research and development of anti-cancer drugs.

(c) Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel and collaboration partners, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations, and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval prior to commercialization. Even if the Company’s research and development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

The accompanying consolidated financial statements have been prepared on going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. The Company expects its costs and expenses to increase as it continues to develop its product candidates and progress its current clinical programs and cost associated with being a public company.

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date of these financial statements, and (1) is probable that the plan will be effectively implemented within one year after the date the financial statements are issued, and (2) it is probable that the plan, when implemented will mitigate the relevant condition or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financials are issued. Certain elements of the Company’s operating plan to alleviate the conditions that raise substantial doubt are outside of the Company’s control and cannot be included in management’s evaluation under the requirements of accounting Standard Codification (ASC) 205-40.

Since inception, the Company has devoted substantially all its efforts to business planning, research and development, clinical expenses, recruiting management and technical staff, and securing funding via collaborations. The Company has historically funded its operations with proceeds received from its collaboration arrangements, sale of equity capital and proceeds from sales of convertible notes.

The Company has incurred significant losses and has an accumulated deficit of $66.5 million as of December 31, 2021 (December 31, 2020 - $39.8 million (restated – Note 3)). Management expects to continue to generate operating losses in the foreseeable future, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development. The Company plans to seek additional funding through public equity, private equity, debt financing, collaboration partnerships, or other sources. There are no assurances, however, that the Company will be successful in these endeavors. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, or reduce product candidate expansion, which could adversely affect its business prospects. As of August 20, 2021, the issuance date of the financial statements for the year ended December 31, 2020, our cash which included the proceeds of our rights offering in June 2021 was insufficient to fund our current operating plan and planned capital expenditures for at least the next 12 months. As of May 16, 2022, our cash is insufficient to fund our current operating plan and planned capital expenditures for at least the next 12 months. These conditions give rise to a substantial doubt over the Company’s ability to continue as a going concern.

Impact of Covid-19 on our Business

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a pandemic and recommended containment and mitigation measures worldwide. The COVID-19 pandemic has been evolving, and to date has led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures.

As a result of COVID-19, all the Company’s clinical trials were experiencing significant delays throughout the year ended December 31, 2020. The Company has been slowly ramping up its clinical trial sites in 2021. Management continues to closely monitor the impact of the COVID-19 pandemic on all aspects of the business, including how it will impact operations and the operations of customers, vendors, and business partners. The extent to which COVID-19 impacts the future business, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted with confidence at this time, such as the continued duration of the outbreak, new information that may emerge concerning the severity or other strains of COVID-19 or the effectiveness of actions to contain COVID-19 or treat its impact, among others. If the Company or any of the third parties with which it engages, however, were to experience shutdowns or other business disruptions, the ability to conduct business in the manner and on the timelines presently planned could be materially and negatively affected, which could have a material adverse impact on business, results of operations and financial condition. The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national, and international markets. Management has not identified any events which would result in any significant impairment losses in the carrying values of assets because of the pandemic and are not aware of any specific related event or circumstance that would require management to revise estimates reflected in these consolidated financial statements.

Impact of the Russia-Ukraine War

There have been immense flows of refugees to Europe and Denmark is ready to facilitate and to accept refugees from the Ukraine. It is far too early to estimate how many migrants Denmark will facilitate, but immigration officials have begun preparing to accept Ukrainian refugees. Being a North Atlantic Treaty Organization (NATO) member, Denmark will strengthen its own national preparedness as well as that of the NATO defense alliance. The Ukraine crisis has not yet had an impact on our results of operations however we expect it may have an impact on the costs of materials we purchase for our laboratory operations in Denmark but, we cannot predict the impact at this point in time.

Emerging Growth Companies

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has chosen to not make an election to opt out of new or revised accounting standards.